Allowance for Credit Losses	12 Months Ended
Dec. 31, 2025
Allowance for Credit Losses
Allowance for Credit Losses

(4) Allowance for Credit Losses

The estimation of the ACL is based on a loss-rate methodology that measures lifetime losses on loan pools that have similar risk characteristics. Loans that do not have similar risk characteristics are evaluated on an individual basis. The segmentation of the loan portfolio into pools requires a balancing process between capturing similar risk characteristics and containing sufficient loss history to provide meaningful results. Our segmentation starts at the general loan category with further sub-segmentation based on collateral types that may be of meaningful size and/or may contain sufficient differences in risk characteristics based on management’s judgement that would warrant further segmentation.  Risk management begins with a strong and conservative lending policy that specifies lending limits that are well below allowable regulatory limits, provides highly restrictive lending authority to lending officers, and promotes judicious lending terms and diversification. The general loan categories along with primary risk characteristics used in our calculation are as follows:

Commercial and industrial loans. This category includes loans extended to a diverse array of businesses for working capital or equipment purchases. These loans are mostly secured by the collateral pledged by the borrower that is directly related to the business activities of the borrower’s company such as equipment, accounts receivable, and inventory. The borrower’s abilities to generate revenues from equipment purchases, collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan. A portion of this loan category is related to loans secured by oil and gas production and loans secured by aircraft.

Construction and land development loans. This category includes the development of land from unimproved land to lot development for both residential and commercial use and vertical construction across residential and commercial real estate classes. These loans carry risk of repayment when projects incur cost overruns, have an increase in the price of construction materials, encounter zoning, entitlement and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1-4 family development loans also include mortgage rate risk and the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing creating excessive housing and lot inventory in the market.

Commercial real estate loans. This category includes loans secured by farmland, multifamily properties, owner-occupied commercial properties, and non-owner-occupied commercial properties. Owner-occupied commercial properties include warehouses, often along the U.S. border, for import/export operations, office space where the borrower is the primary tenant, restaurants and other single-tenant retail spaces. Non-owner-occupied commercial properties include hotels, retail centers, office and professional buildings, and leased warehouses. These loans carry the risk of repayment when market values deteriorate, the business experiences turnover in key management, the business is unable to attract or maintain stable occupancy levels, or the market experiences an exit of a specific business type that is significant to the local economy, such as a manufacturing plant. Our primary risk management tool is internal monitoring measured against internal concentration limits that are significantly lower than regulatory thresholds and are segmented by low-risk and high-risk characteristics, such as the borrower’s equity, cash flow coverage, and non-amortizing versus amortizing status, further disaggregated by the length of time to pay in full.  This monitoring is regularly reported to senior management and the board of directors.  Risk management practices also extend to managing the borrower’s relationship with us and are designed to recognize degradation in the borrower’s ability to repay under established terms well before the borrower may default.  Loan and deposit activity by the borrower is monitored on a frequent basis, which may prompt a change in risk classification.  Once a loan is moved to a more severe risk classification, the loan performance, and when applicable, a plan by the borrower to rectify issues are monitored and reviewed at least quarterly.  Additionally, our credit administration team, who is independent from the lending team, reviews a substantial portion of the commercial lending portfolio annually, which includes a significant portion of the commercial real estate loan portfolio given the current mix of loans in our portfolio.

The table below summarizes the commercial real estate loan portfolio disaggregated by the type of real estate securing the credit as of December 31, 2025 and December 31, 2024:

	December 31, 2025		December 31, 2024
	(Dollars in Thousands)		(Dollars in Thousands)
	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate:

Commercial real estate construction development	$1,170,201	18.8%	$1,313,984	23.0%
Hotel	1,074,069	17.3	1,080,706	18.9
Multi-family	685,212	11.0	310,115	5.4
Lot development: residential and commercial lots	618,209	9.9	513,760	9.0
Retail multi-tenant	528,793	8.5	738,874	12.9
Warehouse	455,265	7.3	435,783	7.6
Office/Professional buildings	440,909	7.1	416,014	7.3
1 - 4 family construction	398,320	6.4	338,832	5.9
Owner occupied real estate	372,333	6.0	270,584	4.7
Commercial leased properties	339,397	5.5	194,023	3.4
Farmland	137,945	2.2	109,697	1.9
Total commercial real estate	$6,220,653	100.0%	$5,722,372	100.0%

1-4 family mortgages. This category includes both first and second lien mortgages for the purpose of home purchases or refinancing of existing mortgage loans. A small portion of this loan category is related to home equity lines of credits, lots purchases, and home construction. Loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

Consumer loans. This category includes deposit secured, vehicle secured, and unsecured loans, including overdrafts, made to individuals. Repayment is primarily affected by unemployment or underemployment.

The loan pools are further broken down using a risk-based segmentation based on internal classifications for commercial loans and past due status for consumer mortgage loans. Non-mortgage consumer loans are evaluated as one segment. On a weekly basis, commercial loan past due reports are reviewed by the credit quality committee to determine if a loan has any potential problems and if a loan should be placed on our internal Watch List report. Additionally, our credit department reviews the majority of our loans for proper internal classification purposes regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, we will determine if a loan should be placed on an internal Watch List report because of issues related to the analysis of the credit, credit documents, collateral, and/or payment history.

Our internal Watch List report is segregated into the following categories: (i) Pass, (ii) Economic Monitoring, (iii) Special Review, (iv) Watch List—Pass, (v) Watch List—Substandard, and (vi) Watch List—Doubtful. Loans placed in the Economic Monitoring or Special Review categories reflect our opinion that the loans have potential weaknesses that require monitoring on a more frequent basis. Credits in those categories are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. Loans placed in the Watch List—Pass category reflect our opinion that the credit contains weaknesses that represent a greater degree of risk, which warrants “extra attention.” Credits placed in this category are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. Loans placed in the Watch List—Substandard category are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. Those credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market, or political conditions which may jeopardize repayment of principal under contractual terms. Furthermore, there is a possibility that we may sustain some future loss if such weaknesses are not corrected. Loans placed in the Watch List—Doubtful category have shown defined weaknesses and reflect our belief that it is likely, based on current information and events, that we will be unable to collect all principal and/or interest amounts contractually due. Loans placed in the Watch List—Doubtful category are placed on non-accrual when they are moved to that category.

For the purposes of the ACL, in order to maintain segments with sufficient history for meaningful results, the credits in the Pass and Economic Monitoring categories are aggregated, the credits in the Special Review and Watch List—Pass category are aggregated, and the credits in the Watch List—Substandard category remain in their own segment. For loans classified as Watch List—Doubtful, management evaluates these credits in accordance FASB ASC Subtopic 326-20, “Financial Instruments – Credit Losses – Measured at Amortized Cost,” and, if deemed necessary, a specific reserve is allocated to the loan. The analysis of the specific reserve is based on a variety of factors, including the borrower’s ability to pay, the economic conditions impacting the borrower’s industry and any collateral deficiency.  If it is a collateral-dependent loan, the net realizable fair value of collateral will be evaluated for any deficiencies. Substantially all of our loans evaluated as Watch List – Doubtful are measured using the fair value of collateral method.  In rare cases, we may use other methods to determine the specific reserve of a loan if such loan is not collateral dependent.

Within each collectively evaluated pool, the robustness of the lifetime historical loss-rate is evaluated and, if needed, is supplemented with peer loss rates through a model risk adjustment. Certain qualitative loss factors are then evaluated to incorporate management’s two-year reasonable and supportable forecast period followed by a reversion to the pool’s average lifetime loss-rate. Those qualitative loss factors are: (i) trends in portfolio volume and composition, (ii) volume and trends in classified loans, delinquencies and non-accruals, (iii) concentration risk, (iv) trends in underlying collateral value, (v) changes in policies, procedures, and strategies, and (vi) economic conditions. Qualitative factors also include potential losses stemming from operational risk factors arising from fraud, natural disasters, pandemics, geopolitical events and large loans. The large loan operational risk factor was added beginning in the second quarter of 2023.  Because of the magnitude of large loans, they pose a higher risk of default.  Recognizing this risk and establishing an operational risk factor to capture that risk, is prudent action in the current economic environment.  Large loans are usually part of a larger relationship with collateral that is pledged across the relationship.  Defaulting on a larger loan may therefore jeopardize an entire collateral relationship.  The current economic environment has created challenges for borrowers to service their debt.  Increasing capitalization rates, elevated office vacancies, an upward trend in apartment vacancies and significant increases in interest rates are all contributing to the elevated risk in large loans.   Should any of the factors considered by management in evaluating the adequacy of the ACL change, our estimate could also change, which could affect the level of future credit loss expense.

We have elected to not measure an ACL for accrued interest receivable given our timely approach in identifying and writing off uncollectible accrued interest. An ACL for off-balance sheet exposure is derived from a projected usage rate of any unfunded commitment multiplied by the historical loss rate, plus model risk adjustment, if any, of the on-balance sheet loan pools.

Our management continually reviews the ACL of the Subsidiary Banks using the amounts determined from the estimates established on specific doubtful loans, the estimate established on quantitative historical loss percentages, and the estimate based on qualitative current conditions and reasonable and supportable two-year forecasted data. Our methodology reverts to the average lifetime loss-rate beyond the forecast period when we can no longer develop reasonable and supportable forecasts. Should any of the factors considered by management in evaluating the adequacy of the estimate for current expected credit losses change, our estimate of current expected credit losses could also change, which could affect the level of future credit loss expense. While the calculation of our ACL utilizes management’s best judgment and all information reasonably available, the adequacy of the ACL is dependent on a variety of factors beyond our control, including, among other things, the performance of the entire loan portfolio, the economy, government actions, changes in interest rates, and the view of regulatory authorities towards loan classifications.

A summary of the changes in the allowance for probable loan losses by loan class is as follows:

	December 31, 2025
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2024	$29,853	$60,639	$43,990	$4,869	$5,528	$10,031	$281	$1,346	$156,537
Losses charged to allowance	(7,673)	(8,122)	—	—	(104)	(260)	(200)	—	(16,359)
Recoveries credited to allowance	3,539	—	183	—	27	133	22	—	3,904
Net losses charged to allowance	(4,134)	(8,122)	183	—	(77)	(127)	(178)	—	(12,455)
Provision (credit) charged to operations	2,210	(3,610)	2,240	9,844	1,274	(484)	176	3,442	15,092
Balance at December 31, 2025	$27,929	$48,907	$46,413	$14,713	$6,725	$9,420	$279	$4,788	$159,174

	December 31, 2024
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069
Losses charged to allowance	(34,149)	(2,228)	—	—	(46)	—	(185)	—	(36,608)
Recoveries credited to allowance	4,079	—	20	—	38	123	13	1	4,274
Net losses charged to allowance	(30,070)	(2,228)	20	—	(8)	123	(172)	1	(32,334)
Provision (credit) charged to operations	24,373	7,576	1,267	(219)	(276)	(1,116)	135	62	31,802
Balance at December 31, 2024	$29,853	$60,639	$43,990	$4,869	$5,528	$10,031	$281	$1,346	$156,537

	December 31, 2023
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972
Losses charged to allowance	(9,664)	—	—	—	(43)	(298)	(179)	—	(10,184)
Recoveries credited to allowance	5,433	837	143	—	16	260	16	—	6,705
Net losses charged to allowance	(4,231)	837	143	—	(27)	(38)	(163)	—	(3,479)
Provision (credit) charged to operations	13,053	9,770	6,086	1,294	1,080	2,778	200	315	34,576
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069

The decrease in losses charged to the ACL for the year ended December 31, 2025 in the Commercial category can be attributed to a charge-down on one loan secured primarily by equipment and pipeline infrastructure used in the oil and gas industry that occurred in 2024.  The credit had been classified as Watch-List Doubtful since the end of 2022 at which time, and going forward, we have evaluated our loss exposure and adjusted reserves accordingly.  We also continued to attempt to work with our customer during that period; however, those negotiations came to a halt late in the third quarter of 2023 when the customer declared bankruptcy.  In March 2024, the bankruptcy court awarded the winning bid at foreclosure for the assets collateralizing the loan to a principal owner of the business.  The bid was not for the full carrying value of the loan and resulted in a charge-down of approximately $25.6 million.  The pool specific qualitative loss factors management deemed appropriate for the ACL calculation at December 31, 2024 remained constant in the December 31, 2025 calculation.

The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2025
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$52,397	$500	$1,683,346	$27,429
Commercial real estate: other construction & land development	—	—	2,338,593	48,907
Commercial real estate: farmland & commercial	45,066	7,000	3,137,903	39,413
Commercial real estate: multifamily	42,787	7,600	642,006	7,113
Residential: first lien	31	—	629,403	6,725
Residential: junior lien	—	—	445,076	9,420
Consumer	—	—	51,003	279
Foreign	—	—	392,811	4,788

Total	$140,281	$15,100	$9,320,141	$144,074

	December 31, 2024
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$52,110	$400	$1,799,693	$29,453
Commercial real estate: other construction & land development	8,195	8,122	2,476,259	52,517
Commercial real estate: farmland & commercial	65,733	8,228	2,862,070	35,762
Commercial real estate: multifamily	42,964	1,882	267,151	2,987
Residential: first lien	45	—	530,039	5,528
Residential: junior lien	141	—	469,088	10,031
Consumer	—	—	49,777	281
Foreign	—	—	186,561	1,346

Total	$169,188	$18,632	$8,640,638	$137,905

Loans accounted for on a non-accrual basis at December 31, 2025, 2024, and 2023 amounted to $140,302,000, $169,136,000, and $47,170,000, respectively. The effect of such non-accrual loans reduced interest income by approximately $10,580,000, $12,661,000, and $6,614,000 for the years ended December 31, 2025, 2024, and 2023, respectively. Amounts received on non-accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2025, 2024, and 2023 amounted to approximately $9,826,000, $6,693,000, and $5,597,000, respectively.

The table below provides additional information on loans accounted for on a non-accrual basis by loan class:

	December 31, 2025		December 31, 2024

	(Dollars in Thousands)
	Total Non-Accrual Loans	Non-Accrual Loans with No Credit Allowance	Total Non-Accrual Loans	Non-Accrual Loans with No Credit Allowance
Domestic
Commercial	$52,397	$51,513	$52,110	$51,276
Commercial real estate: other construction & land development	—	—	8,195	73
Commercial real estate: farmland & commercial	45,066	22,003	65,733	24,757
Commercial real estate: multifamily	42,787	5,086	42,964	73
Residential: first lien	52	52	134	134
Total non-accrual loans	$140,302	$78,654	$169,136	$76,313

Doubtful loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. We have identified these loans through our normal loan review procedures. Doubtful loans are measured based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of our doubtful loans are measured at the fair value of the collateral. In limited cases, we may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

We occasionally provide modifications to borrowers experiencing financial difficulties.  Modifications may include certain concessions that we must evaluate under ASU 2022-02 to determine the need for disclosure.  Concessions to borrowers experiencing financial difficulties that would require disclosure include principal forgiveness, term extension, an other-than-insignificant payment delay, an interest rate reduction or a combination of these concessions.  For the twelve months ended December 31, 2025, we did not provide any material modifications under these circumstances to any borrower experiencing financial difficulty that would require disclosure.

The Subsidiary Banks charge-off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition and general economic conditions in the borrower’s industry. Generally, unsecured consumer loans are charged-off when 90 days past due.

While management considers that it is generally able to identify borrowers with financial problems reasonably early and to monitor credit extended to such borrowers carefully, there is no precise method of predicting loan losses. The determination that a loan is likely to be uncollectible and that it should be wholly or partially charged-off as a loss is an exercise of judgment. Similarly, the determination of the adequacy of the ACL (formerly allowance for probable loan losses) can be made only on a subjective basis. It is the judgment of our management that the ACL at December 31, 2025 and December 31, 2024 was adequate to absorb expected losses from loans in the portfolio at that date.

The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2025
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$5,988	$795	$47,509	$515	$54,292	$1,681,450	$1,735,742
Commercial real estate: other construction & land development	836	—	721	721	1,557	2,337,036	2,338,593
Commercial real estate: farmland & commercial	567	23,923	—	—	24,490	3,158,480	3,182,970
Commercial real estate: multifamily	33,684	—	12,637	—	46,321	638,472	684,793
Residential: first lien	5,898	3,093	5,787	5,766	14,778	614,656	629,434
Residential: junior lien	1,766	945	2,190	2,190	4,901	440,175	445,076
Consumer	250	31	8	8	289	50,714	51,003
Foreign	1,296	2,771	626	626	4,693	388,118	392,811
Total past due loans	$50,285	$31,558	$69,478	$9,826	$151,321	$9,309,101	$9,460,422

	December 31, 2024
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$4,070	$51,577	$579	$534	$56,226	$1,795,577	$1,851,803
Commercial real estate: other construction & land development	2,421	15	8,122	—	10,558	2,473,896	2,484,454
Commercial real estate: farmland & commercial	1,221	—	26,416	262	27,637	2,900,166	2,927,803
Commercial real estate: multifamily	—	270	25,064	—	25,334	284,781	310,115
Residential: first lien	4,763	1,337	3,631	3,542	9,731	520,353	530,084
Residential: junior lien	2,599	1,544	2,000	2,000	6,143	463,086	469,229
Consumer	122	32	16	16	170	49,607	49,777
Foreign	816	1,992	339	339	3,147	183,414	186,561
Total past due loans	$16,012	$56,767	$66,167	$6,693	$138,946	$8,670,880	$8,809,826

The increase in Commercial real estate: multifamily loans past due 30 – 59 days at December 31, 2025 can be attributed to a loan secured by multifamily affordable apartments. The decrease in Commercial loans past due 60 - 89 days at December 31, 2025 can be primarily attributed to a loan secured by a multifamily affordable housing community that is past due 90 days or greater and on non-accrual. The increase in Commercial real estate: farmland & commercial loans past due 60 – 89 days at December 31, 2025 can be attributed to a loan secured by real estate for future development. The decrease in Commercial real estate:  farmland and commercial loans past due 90 days or greater at December 31, 2025 can be attributed to two loans, one is a hotel that was paid off by the borrower in the fourth quarter of 2025 and one is a commercial building, which was placed on non-accrual.  Our internal classified report is segregated into the following categories: (i) “Special Review Credits,” (ii) “Watch List—Pass Credits,” or (iii) “Watch List—Substandard Credits.” The loans placed in the “Special Review Credits” category reflect our opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The “Special Review Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Pass Credits” category reflect our opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant “extra attention.” The “Watch List—Pass Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Substandard Credits” classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market, or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that we could sustain some future loss if such weaknesses are not corrected.

A summary of the loan portfolio by credit quality indicator by loan class is as follows:

	2025	2024	2023	2022	2021	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2025
Domestic
Commercial
Pass	$952,495	$172,120	$204,095	$84,301	$169,430	$89,567	$1,672,008
Watch List - Pass	10,358	—	—	—	—	—	10,358
Watch List - Substandard	705	55	183	—	—	36	979
Watch List - Doubtful	4,735	702	46,885	10	65	—	52,397
Total Commercial	$968,293	$172,877	$251,163	$84,311	$169,495	$89,603	$1,735,742
Commercial
Current-period gross writeoffs	$5,659	$2,001	$12	$—	$—	$1	$7,673
Commercial real estate: other construction & land development
Pass	$1,232,753	$535,289	$497,267	$37,432	$32,409	$3,313	$2,338,463
Watch List - Substandard	—	130	—	—	—	—	130
Total Commercial real estate: other construction & land development	$1,232,753	$535,419	$497,267	$37,432	$32,409	$3,313	$2,338,593
Commercial real estate: other construction & land development
Current-period gross writeoffs	$—	$—	$—	$8,122	$—	$—	$8,122
Commercial real estate: farmland & commercial
Pass	$880,871	$576,080	$582,532	$628,474	$176,016	$245,564	$3,089,537
Special Review	18,417	—	—	—	—	—	18,417
Watch List - Pass	27,378	184	—	—	—	—	27,562
Watch List - Substandard	1,918	—	237	233	—	—	2,388
Watch List - Doubtful	45,066	—	—	—	—	—	45,066
Total Commercial real estate: farmland & commercial	$973,650	$576,264	$582,769	$628,707	$176,016	$245,564	$3,182,970
Commercial real estate: multifamily
Pass	$217,455	$79,833	$254,234	$49,276	$12,419	$28,789	$642,006
Watch List - Doubtful	12,694	30,093	—	—	—	—	42,787
Total Commercial real estate: multifamily	$230,149	$109,926	$254,234	$49,276	$12,419	$28,789	$684,793
Residential: first lien
Pass	$257,052	$84,549	$98,590	$71,410	$45,734	$71,704	$629,039
Watch List - Substandard	—	90	—	—	274	—	364
Watch List - Doubtful	20	—	—	11	—	—	31
Total Residential: first lien	$257,072	$84,639	$98,590	$71,421	$46,008	$71,704	$629,434
Residential: first lien
Current-period gross writeoffs	$—	$101	$—	$—	$—	$3	$104
Residential: junior lien
Pass	$55,556	$76,596	$58,790	$56,080	$59,089	$138,965	$445,076
Total Residential: junior lien	$55,556	$76,596	$58,790	$56,080	$59,089	$138,965	$445,076
Residential: junior lien
Current-period gross writeoffs	$—	$120	$—	$—	$56	$84	$260
Consumer
Pass	$39,920	$8,417	$664	$421	$128	$1,453	$51,003
Total Consumer	$39,920	$8,417	$664	$421	$128	$1,453	$51,003
Consumer
Current-period gross writeoffs	$76	$99	$24	$—	$—	$1	$200
Foreign
Pass	$276,180	$53,392	$35,700	$12,535	$10,454	$4,550	$392,811
Total Foreign	$276,180	$53,392	$35,700	$12,535	$10,454	$4,550	$392,811
Total Loans	$4,033,573	$1,617,530	$1,779,177	$940,183	$506,018	$583,941	$9,460,422

	2024	2023	2022	2021	2020	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2024
Domestic
Commercial
Pass	$993,045	$343,212	$135,057	$214,702	$37,670	$63,030	$1,786,716
Special Review	—	—	—	—	—	—	—
Watch List - Pass	—	11,113	—	—	—	—	11,113
Watch List - Substandard	1,341	327	74	122	—	—	1,864
Watch List - Doubtful	881	51,184	45	—	—	—	52,110
Total Commercial	$995,267	$405,836	$135,176	$214,824	$37,670	$63,030	$1,851,803
Commercial
Current-period gross writeoffs	$5,711	$2,689	$25,686	$44	$14	$5	$34,149
Commercial real estate: other construction & land development
Pass	$1,029,399	$921,180	$322,348	$144,221	$39,908	$2,925	$2,459,981
Special Review	—	16,000	—	—	—	—	16,000
Watch List - Substandard	278	—	—	—	—	—	278
Watch List - Doubtful	73	—	8,122	—	—	—	8,195
Total Commercial real estate: other construction & land development	$1,029,750	$937,180	$330,470	$144,221	$39,908	$2,925	$2,484,454
Commercial real estate: other construction & land development
Current-period gross writeoffs	$—	$1,146	$1,082	$—	$—	$—	$2,228
Commercial real estate: farmland & commercial
Pass	$814,273	$631,806	$531,035	$312,757	$220,510	$245,334	$2,755,715
Special Review	643	67,567	—	—	—	—	68,210
Watch List - Pass	16,490	—	—	—	—	—	16,490
Watch List - Substandard	18,934	242	2,122	—	357	—	21,655
Watch List - Doubtful	52,973	115	12,645	—	—	—	65,733
Total Commercial real estate: farmland & commercial	$903,313	$699,730	$545,802	$312,757	$220,867	$245,334	$2,927,803
Commercial real estate: farmland & commercial
Commercial real estate: multifamily
Pass	$90,092	$11,538	$108,830	$18,621	$8,198	$29,871	$267,150
Watch List - Doubtful	17,901	25,064	—	—	—	—	42,965
Total Commercial real estate: multifamily	$107,993	$36,602	$108,830	$18,621	$8,198	$29,871	$310,115
Commercial real estate: multifamily
Residential: first lien
Pass	$180,743	$107,100	$81,618	$57,503	$29,316	$73,390	$529,670
Watch List - Substandard	95	—	—	274	—	—	369
Watch List - Doubtful	23	—	22	—	—	—	45
Total Residential: first lien	$180,861	$107,100	$81,640	$57,777	$29,316	$73,390	$530,084
Residential: first lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$46	$46
Residential: junior lien
Pass	$91,202	$73,740	$65,144	$70,969	$65,799	$102,234	$469,088
Watch List- Doubtful	141	—	—	—	—	—	141
Total Residential: junior lien	$91,343	$73,740	$65,144	$70,969	$65,799	$102,234	$469,229
Residential: junior lien
Consumer
Pass	$38,778	$8,137	$904	$422	$22	$1,514	$49,777
Total Consumer	$38,778	$8,137	$904	$422	$22	$1,514	$49,777
Consumer
Current-period gross writeoffs	$43	$120	$22	$—	$—	$—	$185
Foreign
Pass	$124,716	$30,648	$16,877	$6,962	$2,879	$4,479	$186,561
Total Foreign	$124,716	$30,648	$16,877	$6,962	$2,879	$4,479	$186,561
Foreign
Total Loans	$3,472,021	$2,298,973	$1,284,843	$826,553	$404,659	$522,777	$8,809,826

The decrease in Commercial real estate: other construction and land development Special Review loans at December 31, 2025 can be attributed to a loan secured by commercial real estate that was upgraded to economic monitoring. The change in Commercial real estate: farmland & commercial Special Review loans at December 31, 2025 can be attributed to one loan secured by a retail center that was upgraded to economic monitoring and two loans secured by hotels that were upgraded from Watch List - Substandard to Special Review.  The increase in Commercial real estate: farmland & commercial Watch List-Pass loans at December 31, 2025 can be attributed to a loan secured by a retirement home and a loan secured by an industrial warehouse, both of which were downgraded from Economic Monitoring. The decrease in Commercial real estate:  farmland & commercial Watch List – Substandard loans at December 31, 2025 can be attributed to two loans secured by hotels that were upgraded to Special Review as previously noted, and one loan secured by a convenience store that was upgraded to Pass.  The decrease in Commercial real estate: farmland & commercial Doubtful loans at December 31, 2025 can be attributed to a partial paydown on a relationship secured by commercial buildings on which childcare centers are operated and a loan secured by a hotel, which was paid off in the fourth quarter of 2025.